Other Income - Schedule of Other Income (Details) - Other income [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income [Line items]
Miscellaneous income	$ 2,077	$ 3,916	$ 1,501
Reversal of expected credit allowance	12,493
Profit on termination of lease	30,034
Liabilities no longer required written back	14,011	1,635,651	360,878
Fair value gain on warrant liability			22,766
Total other income	$ 58,615	$ 1,639,567	$ 385,145